UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments – Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of July 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	1,971,582,189	6,262,138,029
0.8%	Other Investment Company	47,617,134	47,617,134
0.0%	Short-Term Investments	2,499,955	2,499,955

99.9%	Total Investments	2,021,699,278	6,312,255,118
0.4%	Collateral Invested for Securities on Loan	22,414,648	22,414,648
(0.3%)	Other Assets and Liabilities, Net		(15,599,353)

100.0%	Net Assets		6,319,070,413

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.3%
Autoliv, Inc.	32,400	3,224,124
BorgWarner, Inc.	74,596	4,643,601
Dana Holding Corp.	50,100	1,121,238
Delphi Automotive plc	89,000	5,945,200
Ford Motor Co.	1,272,487	21,657,729
General Motors Co.	414,900	14,031,918
Gentex Corp.	48,772	1,409,511
Harley-Davidson, Inc.	66,292	4,098,171
Johnson Controls, Inc.	209,054	9,875,711
Lear Corp.	26,700	2,514,339
Tenneco, Inc. *	19,600	1,248,520
Tesla Motors, Inc. *	26,400	5,895,120
The Goodyear Tire & Rubber Co.	83,100	2,091,627
TRW Automotive Holdings Corp. *	35,300	3,610,837
Visteon Corp. *	17,500	1,671,250

		83,038,896

Banks 5.6%
Bank of America Corp.	3,346,841	51,039,325
BankUnited, Inc.	32,500	1,015,300
BB&T Corp.	228,600	8,462,772
BOK Financial Corp.	8,900	589,536
CIT Group, Inc.	68,200	3,349,302
Citigroup, Inc.	975,256	47,699,771
City National Corp.	15,532	1,168,783
Comerica, Inc.	60,628	3,047,163
Commerce Bancshares, Inc.	25,381	1,143,668
Cullen/Frost Bankers, Inc.	16,900	1,317,693
East West Bancorp, Inc.	45,800	1,559,948
Fifth Third Bancorp	259,984	5,324,472
First Niagara Financial Group, Inc.	118,300	1,017,380
First Republic Bank	40,200	1,878,144
FirstMerit Corp.	53,100	934,560
Hudson City Bancorp, Inc.	146,840	1,431,690
Huntington Bancshares, Inc.	241,998	2,376,420
Investors Bancorp, Inc.	108,730	1,125,356
JPMorgan Chase & Co.	1,212,578	69,929,373
KeyCorp	258,214	3,496,218
M&T Bank Corp.	40,143	4,877,375
New York Community Bancorp, Inc. (b)	149,882	2,380,126
Ocwen Financial Corp. *	38,000	1,146,460
People’s United Financial, Inc.	103,793	1,507,074
Prosperity Bancshares, Inc.	15,900	924,267
Regions Financial Corp.	427,606	4,335,925
Signature Bank *	15,700	1,795,923
SunTrust Banks, Inc.	175,193	6,666,094
SVB Financial Group *	14,900	1,624,398
Synovus Financial Corp.	44,657	1,051,672
TFS Financial Corp. *	27,300	368,004
The PNC Financial Services Group, Inc.	172,234	14,219,639
U.S. Bancorp	581,905	24,457,467
Wells Fargo & Co.	1,532,396	77,998,957
Zions Bancorp	63,198	1,821,366

		353,081,621

Capital Goods 7.9%
3M Co.	197,554	27,833,383
A.O. Smith Corp.	25,400	1,186,180
Acuity Brands, Inc.	14,300	1,533,961
AGCO Corp.	24,200	1,178,782
Air Lease Corp.	22,700	782,015
Allegion plc	28,700	1,476,041
Alliant Techsystems, Inc.	10,200	1,325,286
Allison Transmission Holdings, Inc.	52,700	1,543,056
AMETEK, Inc.	81,705	3,978,216
Armstrong World Industries, Inc. *	12,500	608,500
B/E Aerospace, Inc. *	31,700	2,698,938
Carlisle Cos., Inc.	20,736	1,659,295
Caterpillar, Inc.	199,496	20,099,222
Chicago Bridge & Iron Co., N.V.	36,508	2,165,655
Colfax Corp. *	27,300	1,719,081
Crane Co.	16,384	1,124,106
Cummins, Inc.	55,792	7,776,847
Curtiss-Wright Corp.	15,200	965,352
Danaher Corp.	193,840	14,320,899
Deere & Co.	118,346	10,072,428
DigitalGlobe, Inc. *	22,000	575,300
Donaldson Co., Inc.	43,500	1,687,365
Dover Corp.	53,237	4,565,605
Eaton Corp. plc	153,801	10,446,164
Emerson Electric Co.	225,728	14,367,587
EnerSys	15,200	964,136
Esterline Technologies Corp. *	10,100	1,096,355
Exelis, Inc.	60,600	1,020,504

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fastenal Co.	91,400	4,053,590
Flowserve Corp.	43,023	3,185,423
Fluor Corp.	53,458	3,895,485
Fortune Brands Home & Security, Inc.	52,900	1,999,091
Generac Holdings, Inc. *	22,000	954,800
General Dynamics Corp.	104,144	12,160,895
General Electric Co.	3,212,602	80,796,940
Graco, Inc.	20,294	1,504,800
HD Supply Holdings, Inc. *	31,200	793,104
HEICO Corp.	18,906	929,419
Hexcel Corp. *	33,500	1,247,875
Honeywell International, Inc.	250,199	22,975,774
Hubbell, Inc., Class B	16,932	1,980,028
Huntington Ingalls Industries, Inc.	16,200	1,472,904
IDEX Corp.	28,406	2,153,743
Illinois Tool Works, Inc.	118,104	9,728,227
Ingersoll-Rand plc	82,400	4,844,296
ITT Corp.	30,300	1,392,891
Jacobs Engineering Group, Inc. *	44,056	2,238,485
Joy Global, Inc.	26,308	1,559,012
KBR, Inc.	50,600	1,045,396
Kennametal, Inc.	26,698	1,128,791
L-3 Communications Holdings, Inc.	28,474	2,988,631
Lennox International, Inc.	15,000	1,279,800
Lincoln Electric Holdings, Inc.	22,200	1,474,968
Lockheed Martin Corp.	83,964	14,019,469
Masco Corp.	121,636	2,530,029
Moog, Inc., Class A *	14,600	963,892
MRC Global, Inc. *	26,000	697,580
MSC Industrial Direct Co., Inc., Class A	15,558	1,326,942
Navistar International Corp. *	21,700	763,189
Nordson Corp.	18,000	1,353,060
Northrop Grumman Corp.	67,832	8,361,651
Oshkosh Corp.	23,600	1,090,792
Owens Corning	28,800	980,640
PACCAR, Inc.	113,889	7,091,868
Pall Corp.	36,233	2,806,971
Parker Hannifin Corp.	48,553	5,581,167
Pentair plc	62,995	4,036,090
Precision Castparts Corp.	45,801	10,479,269
Quanta Services, Inc. *	72,100	2,414,629
Raytheon Co.	101,890	9,248,555
Regal-Beloit Corp.	14,400	1,012,176
Rockwell Automation, Inc.	42,649	4,762,187
Rockwell Collins, Inc.	40,653	2,978,645
Roper Industries, Inc.	32,591	4,695,385
Sensata Technologies Holding N.V. *	50,100	2,316,624
Snap-on, Inc.	19,750	2,373,950
SolarCity Corp. *(b)	10,800	772,524
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,218,118
SPX Corp.	12,614	1,250,426
Stanley Black & Decker, Inc.	47,541	4,157,461
Teledyne Technologies, Inc. *	12,600	1,149,120
Terex Corp.	37,282	1,286,602
Textron, Inc.	80,138	2,914,619
The Babcock & Wilcox Co.	39,500	1,226,080
The Boeing Co.	213,289	25,697,059
The Manitowoc Co., Inc.	43,400	1,152,704
The Middleby Corp. *	18,300	1,333,338
The Timken Co.	21,394	947,754
The Toro Co.	19,200	1,139,136
TransDigm Group, Inc.	15,200	2,552,384
Trinity Industries, Inc.	53,800	2,347,832
Triumph Group, Inc.	16,900	1,070,615
United Rentals, Inc. *	31,467	3,332,355
United Technologies Corp.	270,303	28,422,361
URS Corp.	18,300	1,048,041
USG Corp. *	29,200	772,340
Valmont Industries, Inc. (b)	7,600	1,106,788
W.W. Grainger, Inc.	19,476	4,579,781
WABCO Holdings, Inc. *	18,000	1,754,640
Wabtec Corp.	32,600	2,630,168
Watsco, Inc.	9,700	868,829
WESCO International, Inc. *	14,400	1,130,256
Xylem, Inc.	62,800	2,216,212

		496,516,930

Commercial & Professional Supplies 0.9%
Cintas Corp.	33,310	2,085,206
Clean Harbors, Inc. *	16,200	933,606
Copart, Inc. *	36,074	1,204,150
Equifax, Inc.	41,200	3,134,908
IHS, Inc., Class A *	20,000	2,627,400
Iron Mountain, Inc.	57,693	1,933,292
KAR Auction Services, Inc.	44,400	1,301,364
Manpowergroup, Inc.	25,491	1,985,494
Nielsen N.V.	96,900	4,468,059
Pitney Bowes, Inc.	67,841	1,835,778
R.R. Donnelley & Sons Co.	58,400	1,013,824
Republic Services, Inc.	81,681	3,098,160
Robert Half International, Inc.	43,891	2,135,297
Rollins, Inc.	21,900	619,989
Stericycle, Inc. *	24,098	2,835,130
The ADT Corp.	54,700	1,903,560
The Dun & Bradstreet Corp.	13,625	1,499,159
Towers Watson & Co., Class A	20,900	2,132,218
Tyco International Ltd.	149,600	6,455,240
Verisk Analytics, Inc., Class A *	47,800	2,869,912
Waste Connections, Inc.	37,900	1,794,186
Waste Management, Inc.	142,677	6,404,771

		54,270,703

Consumer Durables & Apparel 1.4%
Brunswick Corp.	29,300	1,181,669
Carter’s, Inc.	17,300	1,324,488
Coach, Inc.	91,330	3,156,365
D.R. Horton, Inc.	94,597	1,958,158
Fossil Group, Inc. *	13,700	1,342,600
Garmin Ltd. (b)	39,886	2,195,325
Hanesbrands, Inc.	33,000	3,224,430
Harman International Industries, Inc.	19,297	2,094,689
Hasbro, Inc.	40,125	2,004,645
Jarden Corp. *	38,450	2,149,355
Kate Spade & Co. *	39,500	1,494,285
Leggett & Platt, Inc.	46,944	1,539,763
Lennar Corp., Class A	54,675	1,980,875
Lululemon Athletica, Inc. *(b)	34,500	1,327,215

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mattel, Inc.	102,797	3,641,584
Michael Kors Holdings Ltd. *	57,700	4,701,396
Mohawk Industries, Inc. *	19,439	2,425,404
Newell Rubbermaid, Inc.	79,826	2,592,748
NIKE, Inc., Class B	236,856	18,268,703
NVR, Inc. *	1,398	1,574,791
Polaris Industries, Inc.	21,500	3,172,110
PulteGroup, Inc.	114,499	2,020,907
PVH Corp.	25,514	2,811,133
Ralph Lauren Corp.	20,295	3,163,179
Toll Brothers, Inc. *	50,000	1,634,500
Tupperware Brands Corp.	13,400	975,252
Under Armour, Inc., Class A *	50,000	3,337,500
VF Corp.	113,228	6,937,480
Whirlpool Corp.	26,115	3,725,044

		87,955,593

Consumer Services 2.0%
Apollo Education Group, Inc. *	30,371	848,262
Bally Technologies, Inc. *	12,500	752,125
Brinker International, Inc.	17,700	793,668
Burger King Worldwide, Inc.	15,000	395,700
Caesars Entertainment Corp. *(b)	15,000	240,000
Carnival Corp.	140,860	5,101,949
Chipotle Mexican Grill, Inc. *	9,950	6,691,375
Darden Restaurants, Inc.	44,865	2,097,439
Domino’s Pizza, Inc.	18,600	1,339,200
Dunkin’ Brands Group, Inc.	34,500	1,478,670
Extended Stay America, Inc.	15,000	338,100
Graham Holdings Co., Class B	1,654	1,134,231
H&R Block, Inc.	84,898	2,727,773
Hyatt Hotels Corp., Class A *	20,200	1,188,366
International Game Technology	81,126	1,373,463
Las Vegas Sands Corp.	117,863	8,704,183
Marriott International, Inc., Class A	73,075	4,728,683
McDonald’s Corp.	318,736	30,139,676
MGM Resorts International *	102,087	2,740,015
Norwegian Cruise Line Holdings Ltd. *	23,100	757,218
Panera Bread Co., Class A *	8,600	1,266,780
Royal Caribbean Cruises Ltd.	48,091	2,868,628
SeaWorld Entertainment, Inc.	17,400	484,590
Service Corp. International	77,500	1,627,500
Six Flags Entertainment Corp.	30,200	1,154,244
Sotheby’s	23,000	911,950
Starbucks Corp.	243,327	18,901,641
Starwood Hotels & Resorts Worldwide, Inc.	59,042	4,536,787
The Wendy’s Co.	90,700	739,205
Wyndham Worldwide Corp.	39,217	2,962,844
Wynn Resorts Ltd.	24,842	5,296,314
Yum! Brands, Inc.	139,276	9,665,755

		123,986,334

Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	16,259	3,239,606
American Express Co.	294,377	25,905,176
Ameriprise Financial, Inc.	59,857	7,158,897
Artisan Partners Asset Management, Inc., Class A	6,000	312,600
Berkshire Hathaway, Inc., Class B *	575,312	72,161,384
BlackRock, Inc.	40,865	12,452,791
Capital One Financial Corp.	185,353	14,742,978
CBOE Holdings, Inc.	30,600	1,483,182
CME Group, Inc.	99,880	7,385,127
Credit Acceptance Corp. *	3,200	363,920
Discover Financial Services	151,724	9,264,267
E*TRADE Financial Corp. *	86,290	1,813,816
Eaton Vance Corp.	39,084	1,373,021
Financial Engines, Inc.	16,200	630,990
Franklin Resources, Inc.	134,658	7,291,731
Intercontinental Exchange, Inc.	36,110	6,941,064
Invesco Ltd.	143,790	5,410,818
Lazard Ltd., Class A	40,900	2,139,070
Legg Mason, Inc.	31,214	1,481,104
Leucadia National Corp.	101,178	2,500,108
LPL Financial Holdings, Inc.	26,200	1,243,976
McGraw Hill Financial, Inc.	84,736	6,797,522
Moody’s Corp.	60,126	5,230,962
Morgan Stanley	439,148	14,202,046
MSCI, Inc. *	40,550	1,834,887
Northern Trust Corp.	74,276	4,968,322
Raymond James Financial, Inc.	39,649	2,020,117
SEI Investments Co.	42,148	1,509,741
SLM Corp.	136,624	1,210,489
State Street Corp.	138,250	9,738,330
Stifel Financial Corp. *	19,000	870,010
T. Rowe Price Group, Inc.	85,950	6,674,877
TD Ameritrade Holding Corp.	71,931	2,310,424
The Bank of New York Mellon Corp.	360,196	14,062,052
The Charles Schwab Corp. (a)	367,065	10,186,054
The Goldman Sachs Group, Inc.	131,932	22,807,085
The NASDAQ OMX Group, Inc.	43,337	1,828,388
Voya Financial, Inc.	35,200	1,305,920
Waddell & Reed Financial, Inc., Class A	29,000	1,530,910

		294,383,762

Energy 10.1%
Anadarko Petroleum Corp.	163,048	17,421,679
Antero Resources Corp. *	11,800	681,568
Apache Corp.	124,100	12,740,106
Atwood Oceanics, Inc. *	18,900	910,035
Baker Hughes, Inc.	135,606	9,325,625
Cabot Oil & Gas Corp.	135,396	4,461,298
Cameron International Corp. *	64,100	4,545,331
Cheniere Energy, Inc. *	73,100	5,172,556
Chesapeake Energy Corp.	162,497	4,285,046
Chevron Corp.	606,937	78,440,538
Cimarex Energy Co.	29,115	4,047,567
Cobalt International Energy, Inc. *	89,900	1,440,198
Concho Resources, Inc. *	35,500	4,998,400
ConocoPhillips	390,966	32,254,695
CONSOL Energy, Inc.	77,098	2,992,944
Continental Resources, Inc. *	12,900	1,893,462
Core Laboratories N.V.	13,300	1,947,519
CVR Energy, Inc. (b)	4,300	202,444
Denbury Resources, Inc.	108,108	1,832,431
Devon Energy Corp.	123,082	9,292,691

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Diamond Offshore Drilling, Inc. (b)	23,629	1,105,601
Dresser-Rand Group, Inc. *	25,600	1,523,456
Dril-Quip, Inc. *	11,500	1,158,855
Energen Corp.	24,496	1,999,608
Ensco plc, Class A	76,000	3,849,400
EOG Resources, Inc.	173,304	18,966,390
EQT Corp.	46,600	4,372,012
Exxon Mobil Corp.	1,372,463	135,791,489
FMC Technologies, Inc. *	72,568	4,412,134
Frank’s International N.V.	15,000	347,250
Gulfport Energy Corp. *	25,100	1,340,591
Halliburton Co.	268,988	18,557,482
Helmerich & Payne, Inc.	36,392	3,867,014
Hess Corp.	85,023	8,415,577
HollyFrontier Corp.	65,300	3,069,753
Kinder Morgan, Inc.	218,117	7,847,850
Kosmos Energy Ltd. *	15,000	144,450
Laredo Petroleum, Inc. *(b)	6,000	162,840
Marathon Oil Corp.	217,096	8,412,470
Marathon Petroleum Corp.	89,500	7,471,460
Murphy Oil Corp.	56,544	3,513,079
Nabors Industries Ltd.	83,688	2,272,966
National Oilwell Varco, Inc.	134,326	10,885,779
Newfield Exploration Co. *	45,066	1,816,160
Noble Corp., plc	85,800	2,691,546
Noble Energy, Inc.	111,822	7,435,045
Oasis Petroleum, Inc. *	28,800	1,539,360
Occidental Petroleum Corp.	249,016	24,331,353
Oceaneering International, Inc.	36,800	2,499,088
Oil States International, Inc. *	17,400	1,066,446
ONEOK, Inc.	66,824	4,305,470
Patterson-UTI Energy, Inc.	52,521	1,804,096
Peabody Energy Corp.	92,121	1,397,476
Phillips 66	180,800	14,664,688
Pioneer Natural Resources Co.	45,811	10,145,304
QEP Resources, Inc.	60,200	1,989,610
Range Resources Corp.	53,928	4,076,418
Rowan Cos. plc, Class A	42,483	1,296,581
RPC, Inc.	21,900	492,750
SandRidge Energy, Inc. *(b)	106,534	634,943
Schlumberger Ltd.	417,347	45,236,241
SM Energy Co.	21,713	1,705,339
Southwestern Energy Co. *	108,688	4,410,559
Spectra Energy Corp.	209,421	8,569,507
Superior Energy Services, Inc.	53,947	1,812,619
Targa Resources Corp.	9,400	1,198,500
Teekay Corp.	8,000	445,280
Tesoro Corp.	39,812	2,450,031
The Williams Cos., Inc.	233,921	13,246,946
Transocean Ltd.	113,100	4,562,454
Ultra Petroleum Corp. *(b)	51,912	1,189,823
Valero Energy Corp.	171,420	8,708,136
Weatherford International plc *	257,900	5,769,223
Western Refining, Inc.	18,800	770,048
Whiting Petroleum Corp. *	39,800	3,521,902
World Fuel Services Corp.	24,500	1,052,275
WPX Energy, Inc. *	66,800	1,374,076

		636,582,932

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	141,959	16,685,861
CVS Caremark Corp.	372,611	28,452,576
Rite Aid Corp. *	271,000	1,812,990
Safeway, Inc.	70,097	2,415,542
Sysco Corp.	193,130	6,892,810
The Kroger Co.	157,113	7,695,395
United Natural Foods, Inc. *	16,600	973,092
Wal-Mart Stores, Inc.	512,727	37,726,453
Walgreen Co.	276,569	19,019,650
Whole Foods Market, Inc.	116,632	4,457,675

		126,132,044

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	635,805	25,813,683
Archer-Daniels-Midland Co.	207,705	9,637,512
Brown-Forman Corp., Class B	51,480	4,460,742
Bunge Ltd.	49,492	3,901,949
Campbell Soup Co.	60,958	2,535,243
Coca-Cola Enterprises, Inc.	67,972	3,089,327
ConAgra Foods, Inc.	136,097	4,100,603
Constellation Brands, Inc., Class A *	51,132	4,257,250
Darling Ingredients, Inc. *	50,900	952,848
Dr Pepper Snapple Group, Inc.	59,520	3,497,395
Flowers Foods, Inc.	56,925	1,086,698
General Mills, Inc.	198,400	9,949,760
Hormel Foods Corp.	46,894	2,122,422
Ingredion, Inc.	25,800	1,899,654
Kellogg Co.	79,931	4,782,272
Keurig Green Mountain, Inc.	40,400	4,818,912
Kraft Foods Group, Inc.	193,900	10,390,132
Lorillard, Inc.	119,200	7,209,216
McCormick & Co., Inc. - Non Voting Shares	44,954	2,957,074
Mead Johnson Nutrition Co.	65,800	6,016,752
Molson Coors Brewing Co., Class B	53,572	3,617,717
Mondelez International, Inc., Class A	544,664	19,607,904
Monster Beverage Corp. *	39,700	2,539,212
PepsiCo, Inc.	480,985	42,374,779
Philip Morris International, Inc.	501,165	41,100,542
Pilgrim’s Pride Corp. *	15,000	419,400
Pinnacle Foods, Inc.	13,000	391,690
Reynolds American, Inc.	99,768	5,572,043
Seaboard Corp. *	105	299,460
The Coca-Cola Co.	1,213,848	47,692,088
The Hain Celestial Group, Inc. *	14,700	1,256,850
The Hershey Co.	48,764	4,298,547
The Hillshire Brands Co.	40,400	2,535,908
The JM Smucker Co.	31,301	3,118,832
The WhiteWave Foods Co. *	55,779	1,661,656
Tyson Foods, Inc., Class A	87,359	3,250,628

		293,216,700

Health Care Equipment & Services 4.4%
Abbott Laboratories	476,946	20,088,966
Aetna, Inc.	113,334	8,786,785
Alere, Inc. *	24,700	988,000
Align Technology, Inc. *	23,400	1,268,514

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allscripts Healthcare Solutions, Inc. *	51,100	813,512
AmerisourceBergen Corp.	68,620	5,277,564
athenahealth, Inc. *	12,000	1,492,800
Baxter International, Inc.	176,925	13,214,528
Becton, Dickinson & Co.	61,565	7,156,316
Boston Scientific Corp. *	429,307	5,486,543
Brookdale Senior Living, Inc. *	34,900	1,209,285
C.R. Bard, Inc.	25,600	3,820,288
Cardinal Health, Inc.	111,710	8,004,021
CareFusion Corp. *	64,900	2,841,971
Centene Corp. *	17,100	1,232,739
Cerner Corp. *	91,304	5,039,981
Cigna Corp.	87,354	7,865,354
Community Health Systems, Inc. *	35,624	1,699,265
Covidien plc	146,500	12,673,715
DaVita HealthCare Partners, Inc. *	53,450	3,765,018
DENTSPLY International, Inc.	48,100	2,232,802
Edwards Lifesciences Corp. *	31,592	2,851,178
Express Scripts Holding Co. *	248,489	17,307,259
HCA Holdings, Inc. *	96,700	6,315,477
Henry Schein, Inc. *	28,319	3,292,084
Hologic, Inc. *	89,470	2,332,483
Humana, Inc.	48,291	5,681,436
IDEXX Laboratories, Inc. *	14,998	1,866,951
Intuitive Surgical, Inc. *	11,941	5,463,605
Laboratory Corp. of America Holdings *	25,722	2,667,114
McKesson Corp.	74,047	14,206,657
Medidata Solutions, Inc. *	16,200	726,408
MEDNAX, Inc. *	33,308	1,971,167
Medtronic, Inc.	318,168	19,643,692
Omnicare, Inc.	33,133	2,070,812
Patterson Cos., Inc.	29,800	1,162,498
Premier, Inc., Class A *	10,000	283,000
Quest Diagnostics, Inc.	42,747	2,611,842
ResMed, Inc. (b)	49,616	2,567,132
Sirona Dental Systems, Inc. *	18,900	1,515,780
St. Jude Medical, Inc.	92,555	6,033,660
Stryker Corp.	95,554	7,622,343
Team Health Holdings, Inc. *	22,500	1,272,375
Teleflex, Inc.	13,846	1,491,768
Tenet Healthcare Corp. *	26,725	1,410,278
The Cooper Cos., Inc.	16,200	2,606,256
UnitedHealth Group, Inc.	316,792	25,675,992
Universal Health Services, Inc., Class B	27,874	2,971,368
Varian Medical Systems, Inc. *	31,371	2,577,128
Veeva Systems, Inc., Class A *(b)	10,000	238,000
WellCare Health Plans, Inc. *	14,100	879,558
WellPoint, Inc.	90,423	9,929,350
West Pharmaceutical Services, Inc.	22,500	916,875
Zimmer Holdings, Inc.	55,012	5,505,051

		278,624,544

Household & Personal Products 1.8%
Avon Products, Inc.	146,436	1,932,955
Church & Dwight Co., Inc.	44,094	2,829,953
Colgate-Palmolive Co.	272,354	17,267,244
Coty, Inc., Class A	30,000	513,300
Energizer Holdings, Inc.	19,900	2,283,724
Herbalife Ltd. (b)	27,018	1,415,743
Kimberly-Clark Corp.	121,304	12,599,847
Nu Skin Enterprises, Inc., Class A	18,400	1,079,896
Spectrum Brands Holdings, Inc.	5,000	417,000
The Clorox Co.	41,725	3,624,651
The Estee Lauder Cos., Inc., Class A	81,468	5,984,639
The Procter & Gamble Co.	861,119	66,581,721

		116,530,673

Insurance 3.0%
ACE Ltd.	108,600	10,870,860
Aflac, Inc.	142,413	8,507,753
Alleghany Corp. *	4,486	1,856,531
Allied World Assurance Co. Holdings AG	25,200	907,452
American Financial Group, Inc.	26,205	1,467,218
American International Group, Inc.	461,876	24,008,314
Aon plc	92,203	7,778,245
Arch Capital Group Ltd. *	34,000	1,817,300
Arthur J. Gallagher & Co.	50,220	2,259,900
Assurant, Inc.	24,592	1,558,149
Assured Guaranty Ltd.	39,800	888,336
Axis Capital Holdings Ltd.	24,962	1,077,110
Brown & Brown, Inc.	39,476	1,215,071
Cincinnati Financial Corp.	49,617	2,283,374
CNA Financial Corp.	9,150	341,936
CNO Financial Group, Inc.	74,300	1,202,174
Erie Indemnity Co., Class A	8,285	606,628
Everest Re Group Ltd.	16,120	2,513,269
FNF Group *	88,169	2,390,262
Genworth Financial, Inc., Class A *	166,939	2,186,901
HCC Insurance Holdings, Inc.	31,057	1,449,741
Lincoln National Corp.	84,359	4,419,568
Loews Corp.	98,358	4,143,823
Markel Corp. *	4,447	2,810,993
Marsh & McLennan Cos., Inc.	172,620	8,763,917
MetLife, Inc.	362,844	19,085,594
Old Republic International Corp.	86,909	1,250,621
PartnerRe Ltd.	13,009	1,357,619
Principal Financial Group, Inc.	88,009	4,372,287
Protective Life Corp.	28,200	1,956,516
Prudential Financial, Inc.	145,897	12,688,662
Reinsurance Group of America, Inc.	19,710	1,581,925
RenaissanceRe Holdings Ltd.	14,407	1,409,149
The Allstate Corp.	141,498	8,270,558
The Chubb Corp.	77,112	6,686,382
The Hartford Financial Services Group, Inc.	140,595	4,802,725
The Progressive Corp.	180,142	4,222,528
The Travelers Cos., Inc.	112,847	10,106,577
Torchmark Corp.	39,097	2,061,976
Unum Group	88,014	3,021,521
Validus Holdings Ltd.	33,709	1,231,390
W. R. Berkley Corp.	37,725	1,682,912
White Mountains Insurance Group Ltd.	1,813	1,096,702
Willis Group Holdings plc	56,600	2,306,450
XL Group plc	82,267	2,652,288

		189,169,207

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 3.7%
Air Products & Chemicals, Inc.	66,478	8,771,772
Airgas, Inc.	21,451	2,293,541
Albemarle Corp.	26,200	1,607,108
Alcoa, Inc.	374,620	6,140,022
Allegheny Technologies, Inc.	36,152	1,361,123
AptarGroup, Inc.	22,500	1,374,750
Ashland, Inc.	23,300	2,438,345
Avery Dennison Corp.	31,060	1,466,343
Ball Corp.	40,176	2,461,182
Bemis Co., Inc.	35,049	1,367,261
Cabot Corp.	21,716	1,137,701
Carpenter Technology Corp.	15,000	812,100
Celanese Corp., Series A	44,143	2,569,564
CF Industries Holdings, Inc.	16,812	4,208,716
Cliffs Natural Resources, Inc. (b)	48,600	848,070
Crown Holdings, Inc. *	39,776	1,851,573
Cytec Industries, Inc.	11,500	1,159,775
Domtar Corp.	20,800	747,136
E.I. du Pont de Nemours & Co.	293,017	18,843,923
Eagle Materials, Inc.	15,200	1,380,464
Eastman Chemical Co.	45,762	3,605,130
Ecolab, Inc.	86,028	9,336,619
FMC Corp.	43,504	2,837,331
Freeport-McMoRan, Inc.	320,757	11,938,576
Graphic Packaging Holding Co. *	104,500	1,254,000
Huntsman Corp.	64,700	1,685,435
International Flavors & Fragrances, Inc.	27,508	2,778,033
International Paper Co.	135,207	6,422,332
LyondellBasell Industries N.V., Class A	133,100	14,141,875
Martin Marietta Materials, Inc.	15,549	1,931,652
MeadWestvaco Corp.	45,683	1,909,549
Monsanto Co.	168,834	19,093,437
NewMarket Corp.	3,600	1,393,200
Newmont Mining Corp.	162,928	4,058,536
Nucor Corp.	103,076	5,176,477
Owens-Illinois, Inc. *	55,877	1,742,804
Packaging Corp. of America	33,230	2,198,497
PolyOne Corp.	30,900	1,172,655
PPG Industries, Inc.	44,006	8,729,030
Praxair, Inc.	94,628	12,125,632
Reliance Steel & Aluminum Co.	25,122	1,714,577
Rock-Tenn Co., Class A	23,985	2,384,829
Rockwood Holdings, Inc.	23,400	1,847,196
Royal Gold, Inc.	21,800	1,647,426
RPM International, Inc.	44,600	1,970,428
Sealed Air Corp.	65,302	2,097,500
Sigma-Aldrich Corp.	38,908	3,907,141
Sonoco Products Co.	33,970	1,329,586
Steel Dynamics, Inc.	74,400	1,578,024
The Dow Chemical Co.	384,556	19,639,275
The Mosaic Co.	98,995	4,564,659
The Scotts Miracle-Gro Co., Class A	14,668	780,338
The Sherwin-Williams Co.	27,690	5,710,509
The Valspar Corp.	19,946	1,496,947
United States Steel Corp.	48,968	1,639,938
Vulcan Materials Co.	43,925	2,772,985
W.R. Grace & Co. *	24,900	2,265,900
Westlake Chemical Corp.	14,000	1,223,460

		234,941,987

Media 3.7%
AMC Networks, Inc., Class A *	19,500	1,167,465
Cablevision Systems Corp., Class A	75,110	1,443,614
CBS Corp., Class B - Non Voting Shares	173,105	9,837,557
Charter Communications, Inc., Class A *	21,500	3,322,180
Cinemark Holdings, Inc.	34,600	1,134,880
Clear Channel Outdoor Holdings, Inc., Class A	14,500	109,475
Comcast Corp., Class A	827,123	44,441,319
DIRECTV *	151,725	13,055,936
Discovery Communications, Inc., Class A *	73,300	6,245,893
DISH Network Corp., Class A *	67,372	4,167,632
Gannett Co., Inc.	73,854	2,416,503
John Wiley & Sons, Inc., Class A	15,480	930,193
Lamar Advertising Co., Class A	20,370	1,021,555
Liberty Global plc, Class A *	115,766	4,815,866
Liberty Global plc, Series C *	115,766	4,629,482
Liberty Media Corp., Class A *	30,446	1,432,484
Live Nation Entertainment, Inc. *	45,500	1,056,055
Morningstar, Inc.	8,150	552,652
News Corp., Class A *	161,082	2,843,097
Omnicom Group, Inc.	84,688	5,927,313
Regal Entertainment Group, Class A	15,000	291,900
Scripps Networks Interactive, Inc., Class A	35,400	2,917,314
Sinclair Broadcast Group, Inc., Class A (b)	23,500	759,285
Sirius XM Holdings, Inc. *	952,200	3,218,436
Starz, Class A *	29,800	849,598
The Interpublic Group of Cos., Inc.	143,264	2,823,733
The Madison Square Garden Co., Class A *	20,800	1,234,272
The Walt Disney Co.	512,460	44,010,065
Time Warner Cable, Inc.	87,736	12,730,494
Time Warner, Inc.	278,380	23,111,108
Twenty-First Century Fox, Inc., Class A	607,128	19,233,815
Viacom, Inc., Class B	126,846	10,486,359

		232,217,530

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	508,646	26,622,532
Actavis plc *	82,455	17,666,808
Agilent Technologies, Inc.	107,031	6,003,369
Alexion Pharmaceuticals, Inc. *	62,400	9,920,976
Alkermes plc *	41,300	1,765,988
Allergan, Inc.	94,862	15,733,811
Alnylam Pharmaceuticals, Inc. *	17,100	924,255
Amgen, Inc.	240,902	30,688,506
Bio-Rad Laboratories, Inc., Class A *	6,900	793,431
Biogen Idec, Inc. *	76,455	25,565,787

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BioMarin Pharmaceutical, Inc. *	45,900	2,837,538
Bristol-Myers Squibb Co.	526,739	26,663,528
Bruker Corp. *	31,600	718,268
Celgene Corp. *	253,040	22,052,436
Cepheid, Inc. *	21,800	820,552
Covance, Inc. *	17,300	1,451,816
Cubist Pharmaceuticals, Inc. *	20,900	1,272,810
Eli Lilly & Co.	317,971	19,415,309
Endo International plc *	44,728	3,000,354
Gilead Sciences, Inc. *	492,444	45,083,248
Hospira, Inc. *	56,040	3,108,539
Illumina, Inc. *	41,300	6,604,283
Incyte Corp. *	46,600	2,216,762
Intercept Pharmaceuticals, Inc. *	3,200	743,552
Isis Pharmaceuticals, Inc. *(b)	37,300	1,155,927
Jazz Pharmaceuticals plc *	16,900	2,361,437
Johnson & Johnson	907,287	90,810,356
Mallinckrodt plc *(b)	19,175	1,334,964
Medivation, Inc. *	24,300	1,803,789
Merck & Co., Inc.	939,218	53,291,229
Mettler-Toledo International, Inc. *	8,800	2,262,832
Mylan, Inc. *	122,300	6,037,951
NPS Pharmaceuticals, Inc. *	30,200	843,788
OPKO Health, Inc. *(b)	69,500	612,990
PerkinElmer, Inc.	38,500	1,779,470
Perrigo Co., plc	41,500	6,243,675
Pfizer, Inc.	2,043,851	58,658,524
Pharmacyclics, Inc. *	21,600	2,601,504
Puma Biotechnology, Inc. *	6,200	1,374,664
Questcor Pharmaceuticals, Inc. (b)	18,000	1,619,460
Quintiles Transnational Holdings, Inc. *	16,500	906,345
Regeneron Pharmaceuticals, Inc. *	25,500	8,063,610
Salix Pharmaceuticals Ltd. *	20,500	2,704,155
Seattle Genetics, Inc. *	33,600	1,182,720
Techne Corp.	12,563	1,172,379
Theravance, Inc. *(b)	24,900	540,330
Thermo Fisher Scientific, Inc.	126,398	15,357,357
United Therapeutics Corp. *	13,200	1,200,408
Vertex Pharmaceuticals, Inc. *	73,212	6,509,279
Waters Corp. *	27,700	2,865,288
Zoetis, Inc.	160,800	5,291,928

		550,260,817

Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	21,100	1,658,460
Altisource Portfolio Solutions S.A. *(b)	5,400	585,252
American Campus Communities, Inc.	31,200	1,214,304
American Capital Agency Corp.	123,600	2,857,632
American Homes 4 Rent, Class A	14,000	255,080
American Realty Capital Properties, Inc.	288,200	3,778,302
American Tower Corp.	127,089	11,995,931
Annaly Capital Management, Inc.	304,600	3,381,060
Apartment Investment & Management Co., Class A	49,418	1,689,107
AvalonBay Communities, Inc.	38,349	5,678,720
BioMed Realty Trust, Inc.	72,300	1,554,450
Boston Properties, Inc.	50,205	5,996,987
Brixmor Property Group, Inc.	17,000	385,050
Camden Property Trust	26,864	1,943,879
CBRE Group, Inc., Class A *	84,537	2,607,121
Chimera Investment Corp.	330,400	1,047,368
Columbia Property Trust, Inc.	40,100	1,022,951
Corrections Corp. of America	38,004	1,224,489
Crown Castle International Corp.	104,627	7,761,231
DDR Corp.	109,000	1,911,860
Digital Realty Trust, Inc. (b)	41,400	2,665,746
Douglas Emmett, Inc.	47,600	1,356,124
Duke Realty Corp.	104,537	1,880,621
Equity Lifestyle Properties, Inc.	27,800	1,231,262
Equity Residential	107,872	6,973,925
Essex Property Trust, Inc.	19,429	3,683,156
Extra Space Storage, Inc.	32,100	1,660,533
Federal Realty Investment Trust	21,596	2,636,872
Forest City Enterprises, Inc., Class A *	47,200	904,824
Gaming & Leisure Properties, Inc.	22,900	771,043
General Growth Properties, Inc.	179,500	4,194,915
HCP, Inc.	151,580	6,295,117
Health Care REIT, Inc.	97,621	6,211,624
Highwoods Properties, Inc.	24,700	1,039,129
Home Properties, Inc.	16,400	1,078,956
Hospitality Properties Trust	41,981	1,199,397
Host Hotels & Resorts, Inc.	240,139	5,220,622
Jones Lang LaSalle, Inc.	14,800	1,830,760
Kilroy Realty Corp.	23,300	1,440,872
Kimco Realty Corp.	138,331	3,095,848
LaSalle Hotel Properties	28,500	991,515
Liberty Property Trust	55,504	1,952,076
Mid-America Apartment Communities, Inc.	23,900	1,671,088
National Retail Properties, Inc.	35,200	1,252,064
NorthStar Realty Finance Corp. *	57,950	932,995
Omega Healthcare Investors, Inc.	35,100	1,282,554
Plum Creek Timber Co., Inc.	54,798	2,266,993
Prologis, Inc.	161,980	6,610,404
Public Storage	47,109	8,084,375
Rayonier, Inc.	41,734	1,421,460
Realogy Holdings Corp. *	43,650	1,604,574
Realty Income Corp.	70,800	3,047,940
Regency Centers Corp.	30,582	1,662,438
RLJ Lodging Trust	34,900	978,596
Senior Housing Properties Trust	55,300	1,264,158
Simon Property Group, Inc.	99,750	16,776,952
SL Green Realty Corp.	29,251	3,153,258
Spirit Realty Capital, Inc.	113,100	1,308,567
Starwood Property Trust, Inc.	62,800	1,482,080
Tanger Factory Outlet Centers, Inc.	30,900	1,070,685
Taubman Centers, Inc.	19,800	1,456,488
The Howard Hughes Corp. *	9,200	1,337,864
The Macerich Co.	44,845	2,915,373
Two Harbors Investment Corp.	117,200	1,198,956
UDR, Inc.	85,262	2,479,419
Ventas, Inc.	92,729	5,888,291
Vornado Realty Trust REIT	57,334	6,078,551
Weingarten Realty Investors	40,802	1,342,794
Weyerhaeuser Co.	196,450	6,152,814
WP Carey, Inc.	18,700	1,229,151

		202,815,053

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 4.0%
Advance Auto Parts, Inc.	24,622	2,981,970
Amazon.com, Inc. *	119,341	37,352,540
Ascena Retail Group, Inc. *	45,800	735,548
AutoNation, Inc. *	20,866	1,112,575
AutoZone, Inc. *	10,533	5,445,877
Bed Bath & Beyond, Inc. *	60,720	3,842,969
Best Buy Co., Inc.	86,026	2,557,553
Cabela’s, Inc. *	15,100	881,236
CarMax, Inc. *	66,800	3,260,508
Dick’s Sporting Goods, Inc.	32,800	1,394,984
Dillard’s, Inc., Class A	5,800	691,476
Dollar General Corp. *	97,900	5,407,017
Dollar Tree, Inc. *	63,224	3,443,811
DSW, Inc., Class A	19,600	521,164
Expedia, Inc.	32,204	2,557,642
Family Dollar Stores, Inc.	32,860	2,456,285
Foot Locker, Inc.	50,909	2,419,705
GameStop Corp., Class A	40,000	1,678,800
Genuine Parts Co.	49,630	4,110,357
GNC Holdings, Inc., Class A	26,800	879,308
Groupon, Inc. *	120,700	780,929
HomeAway, Inc. *	20,300	704,816
Kohl’s Corp.	62,565	3,349,730
L Brands, Inc.	78,823	4,569,369
Liberty Interactive Corp., Class A *	153,908	4,317,119
Liberty Ventures, Series A *	22,800	1,576,848
LKQ Corp. *	99,600	2,605,038
Lowe’s Cos., Inc.	318,736	15,251,518
Macy’s, Inc.	114,576	6,621,347
Netflix, Inc. *	18,800	7,947,136
Nordstrom, Inc.	42,400	2,935,352
O’Reilly Automotive, Inc. *	33,266	4,989,900
Penske Automotive Group, Inc.	15,300	710,685
PetSmart, Inc.	34,595	2,357,303
Ross Stores, Inc.	71,412	4,598,933
Sally Beauty Holdings, Inc. *	38,200	991,290
Sears Holdings Corp. *(b)	13,094	499,536
Signet Jewelers Ltd.	26,900	2,738,151
Staples, Inc.	216,770	2,512,364
Target Corp.	199,562	11,891,900
The Gap, Inc.	75,755	3,038,533
The Home Depot, Inc.	437,235	35,350,450
The Priceline Group, Inc. *	16,546	20,557,578
The TJX Cos., Inc.	224,990	11,989,717
Tiffany & Co.	33,573	3,277,060
Tractor Supply Co.	45,200	2,810,084
TripAdvisor, Inc. *	37,200	3,528,048
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	1,837,367
Urban Outfitters, Inc. *	37,796	1,350,451
Williams-Sonoma, Inc.	29,400	1,971,858
zulily, Inc., Class A *(b)	8,000	276,960

		251,668,695

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	101,969	3,336,426
Analog Devices, Inc.	101,274	5,026,229
Applied Materials, Inc.	385,589	8,081,945
Atmel Corp. *	138,500	1,135,700
Avago Technologies Ltd.	80,000	5,550,400
Broadcom Corp., Class A	174,025	6,658,196
Cree, Inc. *	38,900	1,837,247
First Solar, Inc. *	20,000	1,262,200
Freescale Semiconductor Ltd. *	31,900	638,638
Intel Corp.	1,597,980	54,155,542
KLA-Tencor Corp.	53,538	3,827,432
Lam Research Corp.	52,619	3,683,330
Linear Technology Corp.	77,466	3,418,962
Marvell Technology Group Ltd.	135,162	1,803,061
Maxim Integrated Products, Inc.	83,700	2,453,247
Microchip Technology, Inc.	65,366	2,942,777
Micron Technology, Inc. *	335,800	10,258,690
NVIDIA Corp.	187,299	3,277,732
ON Semiconductor Corp. *	152,900	1,308,824
Skyworks Solutions, Inc.	63,900	3,243,564
SunEdison, Inc. *	78,900	1,578,000
SunPower Corp. *	12,000	440,760
Teradyne, Inc.	62,600	1,140,572
Texas Instruments, Inc.	346,575	16,029,094
Xilinx, Inc.	85,805	3,529,160

		146,617,728

Software & Services 10.1%
Accenture plc, Class A	204,400	16,204,832
Activision Blizzard, Inc.	157,838	3,532,414
Adobe Systems, Inc. *	151,313	10,457,241
Akamai Technologies, Inc. *	61,009	3,600,751
Alliance Data Systems Corp. *	17,371	4,556,240
Amdocs Ltd.	51,600	2,339,544
ANSYS, Inc. *	31,400	2,415,916
AOL, Inc. *	27,400	1,056,270
Aspen Technology, Inc. *	30,500	1,324,920
Autodesk, Inc. *	67,872	3,620,971
Automatic Data Processing, Inc.	154,351	12,550,280
Broadridge Financial Solutions, Inc.	43,100	1,739,947
CA, Inc.	98,881	2,855,683
Cadence Design Systems, Inc. *	92,587	1,558,239
Citrix Systems, Inc. *	52,400	3,549,052
Cognizant Technology Solutions Corp., Class A *	191,332	9,384,835
CommVault Systems, Inc. *	14,800	710,696
Computer Sciences Corp.	47,331	2,952,981
Concur Technologies, Inc. *	15,850	1,473,416
CoreLogic, Inc. *	31,900	867,680
CoStar Group, Inc. *	8,800	1,264,824
DST Systems, Inc.	11,380	1,024,997
eBay, Inc. *	359,570	18,985,296
Electronic Arts, Inc. *	98,381	3,305,602
Equinix, Inc. *	16,100	3,453,772
Facebook, Inc., Class A *	547,600	39,783,140
FactSet Research Systems, Inc.	12,900	1,549,677
Fidelity National Information Services, Inc.	95,308	5,375,371
FireEye, Inc. *(b)	5,000	177,500
Fiserv, Inc. *	82,978	5,117,253
FleetCor Technologies, Inc. *	21,400	2,841,706
Fortinet, Inc. *	44,600	1,094,930
Gartner, Inc. *	32,300	2,209,966
Genpact Ltd. *	44,550	784,080

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Global Payments, Inc.	19,738	1,367,251
Google, Inc., Class A *	90,388	52,384,365
Google, Inc., Class C *	90,388	51,665,781
Guidewire Software, Inc. *	21,100	854,550
IAC/InterActiveCorp	21,230	1,426,656
Informatica Corp. *	36,200	1,148,264
International Business Machines Corp.	304,040	58,275,347
Intuit, Inc.	93,644	7,675,999
Jack Henry & Associates, Inc.	29,400	1,715,490
Leidos Holdings, Inc.	23,475	867,167
LinkedIn Corp., Class A *	31,100	5,617,904
MasterCard, Inc., Class A	319,192	23,668,087
MICROS Systems, Inc. *	27,200	1,839,536
Microsoft Corp.	2,402,438	103,689,224
NetSuite, Inc. *	9,800	826,238
Nuance Communications, Inc. *	79,800	1,450,764
Oracle Corp.	1,095,410	44,243,610
Pandora Media, Inc. *	52,500	1,318,800
Paychex, Inc.	109,628	4,495,844
PTC, Inc. *	39,700	1,427,612
Rackspace Hosting, Inc. *	35,200	1,066,208
Red Hat, Inc. *	57,283	3,329,288
salesforce.com, Inc. *	180,840	9,810,570
ServiceNow, Inc. *	32,400	1,905,120
SolarWinds, Inc. *	20,600	847,484
Solera Holdings, Inc.	24,100	1,542,400
Splunk, Inc. *	25,900	1,217,818
SS&C Technologies Holdings, Inc. *	20,100	870,531
Symantec Corp.	226,489	5,358,730
Synopsys, Inc. *	48,700	1,839,399
Syntel, Inc. *	2,000	172,740
Tableau Software, Inc., Class A *	11,100	721,500
Teradata Corp. *	48,044	2,025,535
The Ultimate Software Group, Inc. *	8,900	1,200,699
The Western Union Co.	163,440	2,855,297
TIBCO Software, Inc. *	55,500	1,071,150
Total System Services, Inc.	55,100	1,763,200
Twitter, Inc. *	22,800	1,030,332
Tyler Technologies, Inc. *	9,100	825,643
Vantiv, Inc., Class A *	45,300	1,484,934
VeriFone Systems, Inc. *	35,800	1,199,658
VeriSign, Inc. *	43,205	2,335,230
Visa, Inc., Class A	160,700	33,909,307
VMware, Inc., Class A *	28,900	2,871,504
WEX, Inc. *	13,100	1,413,752
Workday, Inc., Class A *	10,100	846,784
Xerox Corp.	331,345	4,393,635
Yahoo! Inc. *	296,579	10,620,494
Yelp, Inc. *	18,400	1,235,744
Zillow, Inc., Class A *(b)	7,600	1,090,828

		640,534,025

Technology Hardware & Equipment 6.1%
3D Systems Corp. *(b)	30,149	1,511,369
Amphenol Corp., Class A	52,320	5,031,614
Apple, Inc.	1,927,109	184,173,807
ARRIS Group, Inc. *	36,900	1,260,873
Arrow Electronics, Inc. *	28,800	1,668,960
Avnet, Inc.	42,546	1,800,972
Brocade Communications Systems, Inc.	154,700	1,424,787
CDW Corp.	27,800	858,742
Cisco Systems, Inc.	1,626,315	41,031,927
Cognex Corp. *	26,700	1,094,166
CommScope Holding Co., Inc. *	22,000	542,080
Corning, Inc.	412,563	8,106,863
Dolby Laboratories, Inc., Class A *	17,400	776,736
EchoStar Corp., Class A *	13,254	671,978
EMC Corp.	644,224	18,875,763
F5 Networks, Inc. *	23,200	2,612,088
FEI Co.	12,500	957,500
FLIR Systems, Inc.	38,200	1,271,296
Harris Corp.	32,596	2,225,329
Hewlett-Packard Co.	606,168	21,585,643
Ingram Micro, Inc., Class A *	53,851	1,545,524
IPG Photonics Corp. *	9,400	633,090
Jabil Circuit, Inc.	62,300	1,243,508
Juniper Networks, Inc. *	156,394	3,681,515
Motorola Solutions, Inc.	76,612	4,878,652
National Instruments Corp.	31,200	993,408
NCR Corp. *	53,544	1,657,187
NetApp, Inc.	107,600	4,179,184
Palo Alto Networks, Inc. *	14,700	1,188,642
QUALCOMM, Inc.	542,678	39,995,369
Riverbed Technology, Inc. *	52,200	934,380
SanDisk Corp.	73,458	6,736,833
Seagate Technology plc	104,837	6,143,448
TE Connectivity Ltd.	131,500	8,138,535
Trimble Navigation Ltd. *	84,000	2,595,600
Ubiquiti Networks, Inc. *(b)	9,000	344,070
Western Digital Corp.	65,512	6,540,063

		388,911,501

Telecommunication Services 2.4%
AT&T, Inc.	1,651,077	58,761,831
CenturyLink, Inc.	182,811	7,173,504
Frontier Communications Corp.	338,406	2,216,559
Level 3 Communications, Inc. *	54,600	2,401,308
SBA Communications Corp., Class A *	41,300	4,416,209
Sprint Corp. *	278,164	2,044,505
T-Mobile US, Inc. *	82,500	2,717,550
tw telecom, Inc. *	50,800	2,069,592
United States Cellular Corp. *	4,900	191,541
Verizon Communications, Inc.	1,324,157	66,763,996
Windstream Holdings, Inc. (b)	198,148	2,270,776

		151,027,371

Transportation 2.3%
Alaska Air Group, Inc.	48,400	2,128,148
AMERCO	2,000	526,320
American Airlines Group, Inc.	230,200	8,943,270
Avis Budget Group, Inc. *	34,800	1,955,412
C.H. Robinson Worldwide, Inc.	43,448	2,931,002
CSX Corp.	317,226	9,491,402
Delta Air Lines, Inc.	278,000	10,413,880
Expeditors International of Washington, Inc.	67,198	2,901,610

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FedEx Corp.	86,828	12,753,296
Genesee & Wyoming, Inc., Class A *	14,700	1,466,031
Hertz Global Holdings, Inc. *	142,100	4,010,062
J.B. Hunt Transport Services, Inc.	30,591	2,363,461
Kansas City Southern	33,100	3,609,886
Kirby Corp. *	18,900	2,201,094
Norfolk Southern Corp.	99,586	10,123,913
Old Dominion Freight Line, Inc. *	24,000	1,523,520
Ryder System, Inc.	16,964	1,461,109
Southwest Airlines Co.	223,988	6,334,381
Spirit Airlines, Inc. *	23,400	1,530,828
Swift Transportation Co. *	35,300	721,885
Union Pacific Corp.	291,324	28,640,062
United Continental Holdings, Inc. *	112,582	5,222,679
United Parcel Service, Inc., Class B	223,535	21,703,013

		142,956,264

Utilities 2.9%
AES Corp.	196,902	2,876,738
AGL Resources, Inc.	29,887	1,543,365
Alliant Energy Corp.	37,400	2,113,100
Ameren Corp.	78,585	3,021,593
American Electric Power Co., Inc.	153,071	7,958,161
American Water Works Co., Inc.	59,700	2,851,869
Aqua America, Inc.	58,917	1,401,046
Atmos Energy Corp.	30,718	1,484,294
Calpine Corp. *	112,000	2,468,480
CenterPoint Energy, Inc.	133,911	3,256,716
CMS Energy Corp.	85,733	2,480,256
Consolidated Edison, Inc.	95,306	5,345,714
Dominion Resources, Inc.	182,208	12,324,549
DTE Energy Co.	57,597	4,251,811
Duke Energy Corp.	227,395	16,402,001
Edison International	105,954	5,806,279
Entergy Corp.	57,362	4,177,674
Exelon Corp.	274,419	8,528,942
FirstEnergy Corp.	136,391	4,256,763
Great Plains Energy, Inc.	52,000	1,289,080
Integrys Energy Group, Inc.	26,455	1,734,390
ITC Holdings Corp.	52,200	1,884,420
MDU Resources Group, Inc.	64,217	2,023,478
National Fuel Gas Co.	28,047	1,932,719
NextEra Energy, Inc.	139,908	13,135,962
NiSource, Inc.	103,880	3,914,198
Northeast Utilities	101,312	4,447,597
NRG Energy, Inc.	108,030	3,344,609
OGE Energy Corp.	66,760	2,400,022
Pepco Holdings, Inc.	76,274	2,047,957
PG&E Corp.	144,737	6,465,402
Pinnacle West Capital Corp.	37,087	1,983,784
PPL Corp.	189,061	6,237,122
Public Service Enterprise Group, Inc.	164,472	5,784,480
Questar Corp.	60,420	1,343,741
SCANA Corp.	44,531	2,265,737
Sempra Energy	73,678	7,346,433
TECO Energy, Inc.	59,217	1,033,929
The Southern Co.	279,918	12,117,650
UGI Corp.	39,248	1,905,098
Westar Energy, Inc.	39,800	1,434,392
Wisconsin Energy Corp.	71,936	3,134,971
Xcel Energy, Inc.	160,409	4,940,597

		186,697,119

Total Common Stock
(Cost $1,971,582,189)		6,262,138,029

Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	47,617,134	47,617,134

Total Other Investment Company
(Cost $47,617,134)		47,617,134

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.01%, 09/18/14 (c)(d)	500,000	499,995
0.02%, 09/18/14 (c)(d)	2,000,000	1,999,960

Total Short-Term Investments
(Cost $2,499,955)		2,499,955

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	22,414,648	22,414,648

Total Collateral Invested for Securities on Loan
(Cost $22,414,648)		22,414,648

End of Collateral Invested for Securities on Loan

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

At 07/31/14, tax basis cost of the fund’s investments was $2,000,637,091 and the unrealized appreciation and depreciation were $4,338,002,827 and ($26,384,800), respectively, with a net unrealized appreciation of $4,311,618,027.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $22,470,250. Non-Cash Collateral received for securities on loan amounted to $1,228,523.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	530	51,007,200	(493,457)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$6,262,138,029	$—	$—	$6,262,138,029
Other Investment Company[1]	47,617,134	—	—	47,617,134
Short-Term Investments[1]	—	2,499,955	—	2,499,955

Total	$6,309,755,163	$2,499,955	$—	$6,312,255,118

Other Financial Instruments
Collateral Invested for Securities on Loan	$22,414,648	$—	$—	$22,414,648

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($493,457)	$—	$—	($493,457)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2014.

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

On July 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46851JUL14

Item 2.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 9/18/2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 9/18/2014

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 9/17/2014